Risk management - Financial assets and liabilities denominated in foreign currency (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Risk management
Scenario / variation in the exchange rate	1.00%
variation in the exchange rate	5.00%
USD$ Million
Risk management
variation in the exchange rate	5.00%
Currency risk
Risk management
One Percent variations in exchange rate, Effect on income before income taxes	$ 10,618
One percent variations in exchange rate, effect on other comprehensive income	698,068
Five Percent variations in exchange rate, Effect on income before income taxes	53,092
Five Percent variations in exchange rate, effect on other comprehensive income	$ 3,490,342